Inventories	6 Months Ended
Jun. 30, 2022
Disclosure Of Inventories Text Block Abstract
INVENTORIES

NOTE 4 - INVENTORIES:

	June 30, 2022	December 31, 2021
Raw materials	1,590	116
Finished goods	748	239
Total	$2,338	$355

The Company recorded an inventory write off in the amount of $1,399 and $13 during the periods ended June 30, 2022, and December 31, 2021, respectively. According to the Company’s policy, the Company recognizes inventory write-offs according to the age and usability of the inventory as of each cut-off date.